Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Net finance expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Currency translation gains	€ 257	€ 213	€ 157
Interest income and similar income	221	26	0
Interest expense for non-current liabilities	(426)	(516)	(129)
Currency translation losses	(645)	(266)	(296)
Other finance costs	(365)	0	0
Net finance expenses	€ (958)	€ (543)	€ (268)